Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Institutions	$ 253	$ 200
Prepaid expenses	322	215
Others	29	52
Prepaid expenses and other receivables	$ 604	$ 467